Total Capital and Net Income (Loss) Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 190,000	$ 140,000	$ 140,000	$ 140,000
Limited partners’ interest in net income (loss)	$ 9,810		$ (3,624)		$ 24,698	$ (16,671)
Weighted average number of common units (in units)	78,603,636		79,687,499		78,600,342	79,667,384
Dilutive effect of unit-based compensation (in units)	81,901,000		0		81,921	0
Weighted average number of common units and common unit equivalents (in units)	78,685,537		79,687,499		78,682,263	79,667,384
Basic (usd per unit)	$ 0.12		$ (0.05)		$ 0.31	$ (0.21)
Diluted (usd per unit)	0.12		(0.05)		0.31	(0.21)
Common Units
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.4625		$ 0.4625		$ 0.4625	$ 0.4625